ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current accounts payable and accrued liabilities
Trade payables	$ 1,434,357	$ 3,705,626	$ 3,993,203
Accrued liabilities	2,113,594	1,421,433	2,163,886
Accrued vacation	293,553	335,681	211,168
Accrued severance provision			13,887
Other accounts payable	278,041	535,124	320,306
Share appreciation rights liability	509,618	59,036
Collaboration, license, and settlement agreements provision		1,186,600	1,092,006
Total current accounts payable and accrued liabilities	4,629,163	7,243,500	7,794,456
Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision			1,186,601
Non-current accrued liabilities			1,186,601
Total accounts payable and accrued liabilities	$ 4,629,163	$ 7,243,500	$ 8,981,057